Derivative Instruments and Hedging Activities - Terms of Interest Rate Swaps Underlying Swaption (Detail) - Interest rate swaption agreements - LIBOR	12 Months Ended
Dec. 31, 2016 USD ($)
Call Option | April 28, 2017
Derivative [Line Items]
Principal Amount	$ 155,000,000
Option Exercise Date	Apr. 28, 2017
Fair Value / Carrying Amount of Assets (Liability)	$ 31,000
Remaining Term (Years)	7 years 6 months
Fixed Interest Rate (%)	330.00%
Call Option | January 31, 2018
Derivative [Line Items]
Principal Amount	$ 160,000,000
Option Exercise Date	Jan. 31, 2018
Fair Value / Carrying Amount of Assets (Liability)	$ 1,140,000
Remaining Term (Years)	8 years
Fixed Interest Rate (%)	310.00%
Call Option | July 16, 2018
Derivative [Line Items]
Principal Amount	$ 160,000,000
Option Exercise Date	Jul. 16, 2018
Fair Value / Carrying Amount of Assets (Liability)	$ 2,112,000
Remaining Term (Years)	8 years
Fixed Interest Rate (%)	290.00%
Put Option | April 28, 2017
Derivative [Line Items]
Principal Amount	$ 155,000,000
Option Exercise Date	Apr. 28, 2017
Fair Value / Carrying Amount of Assets (Liability)	$ (1,525,000)
Remaining Term (Years)	7 years 6 months
Fixed Interest Rate (%)	220.00%
Put Option | January 31, 2018
Derivative [Line Items]
Principal Amount	$ 160,000,000
Option Exercise Date	Jan. 31, 2018
Fair Value / Carrying Amount of Assets (Liability)	$ (1,457,000)
Remaining Term (Years)	8 years
Fixed Interest Rate (%)	200.00%
Put Option | July 16, 2018
Derivative [Line Items]
Principal Amount	$ 160,000,000
Option Exercise Date	Jul. 16, 2018
Fair Value / Carrying Amount of Assets (Liability)	$ (1,248,000)
Remaining Term (Years)	8 years
Fixed Interest Rate (%)	180.00%